RETIREMENT BENEFIT OBLIGATION (Details Textual)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement1 [Line Items]
Medical cost trend rates	1.00%
Weighted average duration of defined benefit obligation	9 years	10 years	11 years